OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Unamortized Sellers Credits	$ 5,046	$ 6,124
Obligations under capital leases - long-term portion	234,573	118,754
Other items	6	4
Other long-term liabilities	239,625	$ 124,882
2017	12,630
2018	25,054
2019	25,054
2020	25,122
2021	25,054
Thereafter	306,903
Total lease obligations	419,817
Less: imputed interest payable	(177,729)
Present value of obligations under capital lease	242,088
Less: current portion	$ (7,515)